Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 674,596	$ 670,246
Accumulated depreciation and amortization	(643,445)	(615,418)
Property and equipment, net	31,151	54,828
Laboratory Equipment [Member]
Property and equipment, gross	530,306	525,956
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	$ 28,685	$ 28,685